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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                       Investment Company Act file number
                                    811-05090
                                    811-05089
                                    811-05091

         Tactical Growth and Income Stock Account For Variable Annuities

             Tactical Short Term Bond Account For Variable Annuities

            Tactical Aggressive Stock Account for Variable Annuities

                        One Cityplace, Hartford, CT 06103

                                Kathleen A. McGah
                                  One Cityplace
                               Hartford, CT 06103

                                 (860) 308-6202

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Quarterly Schedule of Investments is filed herewith.



                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004

                                                      NO. OF             FAIR
                                                      SHARES             VALUE
                                                    ----------        ----------

COMMON STOCK (94.6%)

AEROSPACE (0.8%)
 Boeing Co.                                            4,824          $  249,015
 General Dynamics                                      4,332             442,297
                                                                      ----------
                                                                         691,312
                                                                      ----------
AUTOMOTIVE (1.4%)
 Ford Motor Co.                                       26,500             372,325
 General Motors Corp.                                 10,774             457,680
 Harley-Davidson                                       4,986             296,368
                                                                      ----------
                                                                       1,126,373
                                                                      ----------
BANKING (7.8%)
 Bank of America Corp.                                43,044           1,865,097
 Capital One Financial                                 7,041             520,330
 Corp
 First Horizon National                                   33               1,431
 J.P. Morgan Chase & Co.                              36,866           1,464,686
 KeyCorp                                               3,543             111,959
 Marshall & Ilsley Corp.                               3,043             122,633
 MBNA Corp.                                            3,349              84,395
 National City Corp.                                  11,032             426,056
 U.S. Bancorp                                          8,511             245,968
 Wachovia Corp.                                       17,573             825,052
 Washington  Mutual, Inc.                              2,198              85,898
 Wells Fargo & Co.                                    16,339             974,295
                                                                      ----------
                                                                       6,727,800
                                                                      ----------
BEVERAGE (2.3%)
 Anheuser-Busch Cos                                    1,807              90,260
 Brown-Forman Corp.                                    2,093              95,859
 Coca-Cola Co.                                        19,828             794,111
 Coca-Cola Enterprises Inc                            10,913             206,256
 PepsiCo, Inc.                                        16,219             789,054
                                                                      ----------
                                                                       1,975,540
                                                                      ----------
BROKERAGE (2.8%)
 Bear Stearns Cos                                      5,985             575,577
 Goldman Sachs Group                                   6,810             634,964
 Lehman Brothers Holding, Inc                          4,978             396,846
 Merrill Lynch & Co.                                   6,332             314,827
 Morgan Stanley                                       11,069             545,702
                                                                      ----------
                                                                       2,467,916
                                                                      ----------
BUILDING MATERIALS (0.2%)
 Masco Corp.                                           6,002             207,249
                                                                      ----------


                                                      NO. OF             FAIR
                                                      SHARES             VALUE
                                                    ----------        ----------

CAPITAL GOODS (1.4%)
 Danaher Corp.                                          7,352         $  377,011
 Deere & Co.                                            5,857            378,069
 Dover Corp.                                            6,376            247,835
 Eaton Corp.                                            1,643            104,183
 Nucor Corp.                                            1,068             97,583
                                                                      ----------
                                                                       1,204,681
                                                                      ----------
CHEMICALS (1.3%)
 Dow Chemical                                           9,346            422,252
 E.I. duPont de Nemours & Co                            3,501            149,843
 Ecolab Inc.                                            6,020            189,269
 Monsanto Co.                                           9,152            333,316
                                                                      ----------
                                                                       1,094,680
                                                                      ----------
CONGLOMERATES (5.0%)
 General Electric Co.                                  78,367          2,631,564
 Honeywell International, Inc                           6,743            241,804
 Parker-Hannifin                                        3,819            224,786
 3M Co.                                                 4,273            341,712
 Typc International Ltd.                               16,860            516,928
 United Technologies                                    4,056            378,749
                                                                      ----------
                                                                       4,335,543
                                                                      ----------
CONSTRUCTION MACHINE (0.4%)
 Ingersoll-Rand Co.                                     4,906            333,461
                                                                      ----------
CONSUMER (2.8%)
 Avery Dennison Corp.                                   2,114            139,059
 Ball Corp.                                             3,632            135,946
 Black & Decker Corp.                                     680             52,659
 Colgate-Palmolive Co.                                  2,705            122,212
 Kimberly Clark Corp.                                   4,062            262,365
 Procter & Gamble Co.                                  21,016          1,137,386
 Sealed Air (A)                                         4,529            209,919
 Eastman Kodak                                          7,689            247,740
 Gillette Co.                                           3,959            165,249
                                                                      ----------
                                                                       2,472,535
                                                                      ----------
DEFENSE (0.7%)
 Lockheed Martin Corp.                                  5,012            279,569
 Northrop Grumman Corp.                                 6,532            348,352
                                                                      ----------
                                                                         627,921
                                                                      ----------
ENTERTAINMENT (2.2%)
 Carnival Corp.                                         4,877            230,633
 Electronic Arts (A)                                    7,021            322,931
 Fox Entertainment Group (Class A) (A)                  9,473            262,781
 Viacom, Inc.                                          13,660            458,430
 Walt Disney Co.                                       27,720            625,086
                                                                      ----------
                                                                       1,899,861
                                                                      ----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                      NO. OF             FAIR
                                                      SHARES             VALUE
                                                    ----------        ----------

FINANCE (1.9%)
 American Express Co.                                  14,688         $  755,844
 Countrywide Financial                                 13,688            539,170
 Principal Financial Group                              4,989            179,454
 Providian Financial                                   10,323            160,419
                                                                      ----------
                                                                       1,634,887
                                                                      ----------
FOOD (1.7%)
 Archer-Daniels-Midland Co.                            19,617            333,097
 Hormel Foods                                           2,854             76,430
 Kellogg Co.                                            1,656             70,645
 McDonald's Corp.                                      16,658            466,924
 Sara Lee Corp.                                        17,076            390,357
 Yum! Brands                                            2,215             90,062
                                                                      ----------
                                                                       1,427,515
                                                                      ----------
HEALTHCARE (3.1%)
 Abbott Laboratories                                   12,321            521,918
 Aetna Inc.                                             3,659            365,644
 Anthem Inc. (A)                                        1,077             93,968
 Becton, Dickinson                                      1,978            102,263
 Cardinal Health                                        1,369             59,921
 Caremark Rx (A)                                        5,112            163,942
 Genentech Inc.  (A)                                    3,331            174,611
 Hospira Inc. (A)                                         709             21,695
 Medco Health Solutions (A)                             2,275             70,297
 UnitedHealth Group, Inc.                               8,771            646,774
 Wellpoint Health Networks (A)                            890             93,530
 Zimmer Holdings (A)                                    4,153            328,253
                                                                      ----------
                                                                       2,642,816
                                                                      ----------
HOME CONSTRUCTION (0.3%)
 Pulte Homes                                            3,899            239,282
                                                                      ----------
INDEPENDENT ENERGY (0.4%)
 Burlington Resources                                   7,050            287,640
 Devon Energy                                           1,320             93,733
                                                                      ----------
                                                                         381,373
                                                                      ----------
INSURANCE (5.7%)
 Ace Limited                                            2,382             95,423
 AFLAC Inc.                                             4,315            169,191
 Allstate Corp.                                         3,824            183,514
 Ambac Financial Group                                  4,653            372,007
 American International Group                          21,236          1,443,836
 Aon Corp.                                              4,179            120,104
 Chubb Corp.                                            7,569            531,949
 CIGNA Corp.                                            3,108            216,410
 Hartford Financial Services Group                      1,724            106,767
 Jefferson-Pilot Corp.                                  1,174             58,301


                                                      NO. OF             FAIR
                                                      SHARES             VALUE
                                                    ----------        ----------

INSURANCE (CONTINUED)
 Lincoln National Corp.                                  1,576        $   74,072
 MetLife Inc.                                           12,193           471,259
 MGIC Investment Corp.                                   2,989           198,918
 Progressive Corp.                                       2,602           220,519
 Prudential Financial                                   13,660           642,566
                                                                      ----------
                                                                       4,904,836
                                                                      ----------
INTEGRATED ENERGY (5.1%)
 Anadarko Peteroleum                                     2,399           159,198
 ChevronTexaco Corp.                                    17,332           929,688
 ConocoPhillips                                          5,637           467,025
 Exxon Mobil Corp.                                      51,774         2,502,237
 Marathon Oil                                            5,251           216,761
 Occidental Petroleum                                    3,178           177,746
                                                                      ----------
                                                                       4,452,655
                                                                      ----------
LODGING (0.4%)
 Marriott International                                  6,043           313,994
 Starwood Hotels & Resorts                               1,432            66,473
                                                                      ----------
                                                                         380,467
                                                                      ----------
MEDIA (1.6%)
 Comcast Corp.  (Class A)                               18,284           516,249
 Gannett Co.                                             3,805           318,707
 Time Warner (A)                                        35,903           579,474
                                                                      ----------
                                                                       1,414,430
                                                                      ----------
MEDIA CABLE (0.3%)
 Univision Communications  (Class
 A) (A)                                                  7,629           241,153
                                                                      ----------
MEDIA NON-CABLE (0.2%)
 Lamar Advertising  (Class A)
 (A)                                                     3,876           160,951
                                                                      ----------
METALS (0.9%)
 Alcoa, Inc.                                            17,734           595,685
 Pactiv Corp. (A)                                        8,455           196,579
                                                                      ----------
                                                                         792,264
                                                                      ----------
NATURAL GAS DISTRIBUTORS (0.4%)
 Kinder Morgan                                           5,146           323,272
 National Fuel Gas                                       2,082            58,983
                                                                      ----------
                                                                         382,255
                                                                      ----------
OIL FIELD (0.9%)
 Baker Hughes, Inc.                                      3,964           173,306
 Halliburton Co.                                         3,339           112,491
 Schlumberger Ltd.                                       5,501           370,272
 Transocean, Inc.                                        3,606           129,023
                                                                      ----------
                                                                         785,092
                                                                      ----------
PAPER (0.4%)
 Georgia-Pacific Corp.                                   3,009           108,174
 International Paper                                     4,031           162,893
 Weyerhaeuser Co.                                        1,697           112,817
                                                                      ----------
                                                                         383,884
                                                                      ----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                      NO. OF             FAIR
                                                      SHARES             VALUE
                                                    ----------        ----------

PHARMACEUTICALS (7.5%)
 AmerisourceBergen Corp.                                2,830         $  151,999
 Amgen, Inc. (A)                                       10,540            598,619
 Bristol-Myers Squibb                                  15,170            359,074
 Eli Lilly & Co.                                        7,195            432,060
 Forest Laboratories (A)                                5,667            254,902
 Gilead Sciences (A)                                    8,384            313,352
 IVAX Corp.                                             8,181            156,666
 Johnson & Johnson                                     23,429          1,319,756
 Merck & Co., Inc.                                     17,369            573,177
 Pfizer, Inc.                                          59,996          1,835,878
 Schering-Plough                                       11,539            219,933
 Wyeth                                                  7,481            279,789
                                                                      ----------
                                                                       6,495,205
                                                                      ----------
RAILROADS (0.1%)
 Norfolk Southern                                       2,867             85,265
                                                                      ----------
REFINING (0.4%)
 Newmont Mining Corp.                                   3,309            150,659
 Sunoco Inc.                                            1,312             97,062
 Valero Energy Corp.                                    1,553            124,566
                                                                      ----------
                                                                         372,287
                                                                      ----------
RETAILERS (6.4%)
 AutoZone, Inc. (A)                                       974             75,241
 Best Buy                                               5,226            283,458
 Costco Wholesale                                       3,689            153,186
 Federated Department Stores, Inc                       2,115             96,084
 Gap Inc.                                              18,890            353,243
 Home Depot, Inc.                                      27,204          1,066,397
 Jones Apparel Group                                    1,191             42,638
 Limited Brands                                         7,928            176,715
 Lowe's Cos                                             3,224            175,224
 Staples Inc.                                          13,450            400,743
 Target Corp.                                           7,196            325,619
 Toys R Us (A)                                         12,138            215,328
 Wal-Mart Stores                                       33,919          1,804,491
 Walgreen Co.                                           9,392            336,515
                                                                      ----------
                                                                       5,504,882
                                                                      ----------
SERVICES (2.9%)
 Biogen Inc. (A)                                        5,295            323,869
 Boston Scientific (A)                                  6,700            266,191
 Cendant Corp.                                          8,809            190,274
 eBay, Inc. (A)                                         5,245            482,356
 KLA-Tencor Corp. (A)                                   1,614             66,941
 Medtronic, Inc.                                        9,623            499,434
 Oracle Corp. (A)                                      29,311            331,068
 Yahoo Inc. (A)                                        10,538            357,923
                                                                      ----------
                                                                       2,518,056
                                                                      ----------


                                                      NO. OF             FAIR
                                                      SHARES             VALUE
                                                    ----------        ----------

TECHNOLOGY (14.4%)
 Adobe Systems                                          5,592        $   276,608
 Advanced Micro Devices (A)                            14,345            186,485
 Analog Devices, Inc.                                   3,055            118,473
 Apple Computer (A)                                     8,233            319,111
 Autodesk                                               5,723            278,624
 BMC Software (A)                                       8,068            127,555
 Cisco Systems, Inc. (A)                               53,703            969,608
 Comverse Technology (A)                               13,964            263,291
 Corning Inc.                                          26,216            290,473
 Dell Inc. (A)                                         19,877            706,627
 EMC Corp. (A)                                          6,200             71,548
 First Data                                             6,869            298,802
 Fiserv Inc. (A)                                        2,085             72,673
 Gateway Inc. (A)                                      19,769             97,856
 Hewlett Packard Co.                                   24,192            453,600
 Intel Corp.                                           51,352          1,029,094
 International Business Machine Corp                   13,166          1,128,853
 ITT Industries                                         2,752            220,132
 Jabil Circuit (A)                                      7,802            179,446
 Lexmark International (Class A) (A)                    1,029             86,446
 Maxim Intergrated Products                             2,530            106,867
 Micron Technology, Inc.                               17,056            205,184
 Microsoft                                             85,642          2,367,573
 Motorola, Inc.                                        35,204            635,080
 NCR Corp. (A)                                          4,410            218,692
 Nvidia Corp. (A)                                       9,971            144,530
 QUALCOMM, Inc.                                        11,844            462,331
 Scientific-Atlantic, Inc.                              8,456            219,179
 Texas Instruments, Inc.                               16,005            340,586
 Thomas & Betts                                         7,389            198,173
 Waters Corp. (A)                                       4,792            211,327
 VERITAS Software (A)                                   9,203            164,043
                                                                     -----------
                                                                      12,448,870
                                                                     -----------
TELECOMMUNICATIONS (3.8%)
 AT&T Wireless Services (A)                             4,288             63,377
 BellSouth Corp.                                       21,225            575,622
 CenturyTel, Inc.                                       2,143             73,376
 NEXTEL Communications (Class A) (A)                   19,790            472,486
 Polycom Inc. (A)                                       8,376            165,970
 SBC Communications, Inc.                              26,169            679,086
 Sprint Corp. - PCS Group                              19,030            383,074
 Verizon Communications                                21,976            865,415
                                                                     -----------
                                                                       3,278,406
                                                                     -----------

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    ----------       ----------

TEXTILE (0.6%)
 NIKE, Inc.                                             6,555      $    516,534
                                                                   ------------
TOBACCO (1.3%)
 Altria Group                                          16,372           770,139
 Fortune Brands                                         4,542           336,517
                                                                   ------------
                                                                      1,106,656
                                                                   ------------
TRANSPORTATIONS SERVICES (1.3%)
 PACCAR Inc.                                            5,813           401,417
 United Parcel                                          9,078           689,202
                                                                   ------------
                                                                      1,090,619
                                                                   ------------
U.S. AGENCY (1.1%)
 Federal Association National Mortgage                 10,184           645,666
 Federal Home Loan Mortgage Corp                        5,399           352,231
                                                                   ------------
                                                                        997,897
                                                                   ------------
UTILITIES (2.4%)
 The AES Corp. (A)                                     21,611           215,894
 American Electric Power                               10,688           341,588
 Constellation Energy Group                             8,022           319,596
 Edison International                                   7,953           210,834
 Exelon Corp.                                           9,628           353,251
 FirstEnergy Corp.                                      9,089           373,376
 Public Service Enterprise                              2,288            97,469
 Southern Co.                                           4,670           140,007
                                                                   ------------
                                                                      2,052,015
                                                                   ------------



TOTAL COMMON STOCKS
 (COST $75,193,836)                                                  81,855,424
                                                                   ------------


                                                    PRINCIPAL          FAIR
                                                     AMOUNT            VALUE
                                                   ----------        ----------
SHORT-TERM INVESTMENTS (5.5%)
COMMERCIAL PAPER (4.7%)
 Morgan Stanley,
  1.76% due October 6, 2004                      $  2,551,000        2,550,235
 UBS AG,
  1.91% due October 1, 2004                         1,477,000        1,477,000
                                                                   ------------
                                                                     4,027,235
                                                                   ------------



                                                    PRINCIPAL          FAIR
                                                     AMOUNT            VALUE
                                                   ----------        ----------

U.S. TREASURY (0.8%)

 United States of America Treasury,              $    700,000      $    699,025
  1.48% due November 4, 2004 (B)                                   ------------


TOTAL SHORT-TERM
 INVESTMENTS (COST $4,723,028)                                        4,726,260
                                                                   ------------

                                                   NOTIONAL
                                                    VALUE
                                                 ------------

FUTURES CONTRACTS (0.0%)
 S&P 500 Stock Index,
  Exp. December, 2004 (C)                        $  2,508,525                --
                                                                   ------------

TOTAL INVESTMENTS (100.1%)
 (COST $79,920,262) (D)                                              86,581,684
                                                                   ============

OTHER ASSETS AND LIABILITIES (-0.1%)                                    (75,396)
                                                                   ------------

TOTAL NET ASSETS (100.0%)                                          $ 86,506,288
                                                                   ============


NOTES

(A)   Non-income Producing Security.

(B) Par value of $700,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Tactical Growth and Income Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Growth and Income Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At September 30, 2004, net unrealized appreciation for all securities was $6,661,422. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $9,535,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,874,432.

                      See Notes to Statement of Investments

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004


1.  SIGNIFICANT ACCOUNTING POLICIES

Tactical Growth and Income Stock Account for Variable Annuities, (formerly The Travelers Timed Growth and Income Stock Account for Variable Annuities), ("Account TGIS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TGIS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TGIS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

The following is a summary of significant accounting policies consistently followed by Account TGIS.

SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

FUTURES CONTRACTS. Account TGIS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TGIS enters into a futures contract, it agrees to buy or sell a specified index of stocks or debt securities at a future time for a fixed price, unless the contract is closed prior to expiration. Account TGIS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

It is Account TGIS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

Futures contracts purchased by Account TGIS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TGIS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

OPTIONS. Account TGIS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TGIS may sell the options before expiration. Options held by Account TGIS are listed on either national securities exchanges or on over-the-counter markets and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TGIS at September 30, 2004.

REPURCHASE AGREEMENTS. When Account TGIS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TGIS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TGIS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TGIS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TGIS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TGIS at September 30, 2004.

                    TACTICAL GROWTH AND INCOME STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004


2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $46,986,582 and $29,412,496, respectively; the cost of purchases and proceeds from sales of direct and indirect U.S. government securities were $20,653,441 and $20,661,000, respectively, for the nine months ended September 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

At September 30, 2004, Account TGIS held nine open S&P 500 Stock Index futures contracts expiring in December, 2004. The underlying face value, or notional value, of these contracts at September 30, amounted to $2,508,525. In connection with these contracts, short-term investments with a par value of $700,000 had been pledged as margin deposits.

Net realized gains (losses) resulting from futures contracts were $43,096 for the nine months ended September 30, 2004.

                                                TACTICAL SHORT-TERM BOND ACCOUNT
                                                     FOR VARIABLE ANNUITIES

                                              STATEMENT OF INVESTMENTS (UNAUDITED)
                                                      SEPTEMBER 30, 2004

                                                                                PRINCIPAL                 FAIR
                                                                                 AMOUNT                  VALUE
                                                                            ------------------     -------------------
SHORT-TERM INVESTMENTS (100%)

COMMERCIAL PAPER (79.1%)
 American Honda Financial Corp., 1.79% due November 3, 2004.............   $        4,200,000     $         4,192,843
 BMW U.S. Capital Corp., LLC, 1.79% due October 15, 2004................            5,032,000               5,028,226
 Caterpillar Inc., 1.79% due November 17, 2004..........................            4,999,000               4,986,887
 Cobber Funding, LLC, 1.83% due October 20, 2004........................            4,853,000               4,848,147
 Coca-Cola Enterprises, 1.79% due November 3, 2004......................            4,824,000               4,815,780
 General Electric Capital Corp., 1.80% due October 22, 2004.............            5,033,000               5,027,464
 Household Financial Corp., 1.79% due November 15, 2004.................            5,028,000               5,016,335
 Jupiter Securitization Corp., 1.81% due October 21, 2004...............            5,028,000               5,022,721
 Morgan Stanley Dean Witter & Co., 1.76% due October 6, 2004............            5,027,000               5,025,492
 Regency Markets, LLC, 1.82% due October 20, 2004.......................            5,011,000               5,005,989
 Rio Tinto Ltd., 1.78% due October 7, 2004..............................            3,035,000               3,033,938
 Sheffield Resources Corp., 1.70% due October 4, 2004...................            5,022,000               5,020,995
 Toyota Motor Credit Corp., 1.85% due November 17, 2004.................            5,033,000               5,020,805
 UBS Financials Inc., 1.91% due October 1, 2004.........................            5,034,000               5,034,000
 Victory Receivables Corp., 1.73% due November 12, 2004.................            5,000,000               4,989,175
 Wal-Mart Stores, 1.79% due October 6, 2004.............................            3,489,000               3,487,953
 Wells Fargo Bank NA, 1.77% due October 22, 2004........................            5,000,000               4,999,895
                                                                                                   -------------------
                                                                                                           80,556,645
                                                                                                   -------------------

UNITED STATES AGENCY SECURITIES (20.8%)
 Federal Home Loan Mortgage Corp., 1.67% due October 8, 2004............           21,142,000              21,134,854
                                                                                                   -------------------

TOTAL INVESTMENTS (99.9%)
 (COST $101,697,613)....................................................                                   101,691,499
                                                                                                   -------------------

OTHER ASSETS AND LIABILITIES (0.1%).....................................                                        79,215
                                                                                                   -------------------

TOTAL NET ASSETS (100.0%)...............................................                           $       101,770,714
                                                                                                   ===================

                        TACTICAL SHORT-TERM BOND ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004


1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Short-Term Bond Account for Variable Annuities (formerly The Travelers Timed Short-Term Bond Account for Variable Annuities), ("Account TSB"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TSB is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TSB have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TSB.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Securities, including restricted securities, for which pricing services are not readily available, are valued by management at prices which it deems, in good faith, to be fair value. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     REPURCHASE AGREEMENTS. When Account TSB enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TSB plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TSB securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TSB monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TSB's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TSB at September 30, 2004.

2.   INVESTMENTS

     Realized gains and losses from investment security transactions are reported on an identified cost basis.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004

                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
COMMON STOCK (85.9%)

AEROSPACE (0.8%)
 Precision Castparts Corp.                             11,530         $  692,377
                                                                      ----------
AIRLINES (0.2%)
 AirTran Holdings, Inc. (A)                            18,867            187,915
                                                                      ----------
APPLIANCES (0.2%)
 Whirpool Corp.                                         3,693            221,912
                                                                      ----------
AUTOMOTIVE (1.9%)
 Adesa, Inc. (A)                                       10,188            167,389
 ArvinMeritor, Inc.                                    23,483            440,306
 Borg Warner, Inc.                                     10,568            457,489
 Dana Corp                                             12,235            216,437
 Oshkosh Truck                                          5,956            339,849
 Thor Industries, Inc.                                  4,610            122,027
                                                                      ----------
                                                                       1,743,497
                                                                      ----------
BANKING (6.5%)
 Associated Banc-Corp                                  12,789            409,887
 Astoria Financial Corp.                                5,205            184,725
 Bank of Hawaii                                         4,309            203,600
 Banknorth Group, Inc.                                 13,863            485,205
 City National Corp.                                    5,710            370,864
 Colonial BancGroup                                    25,289            517,160
 Commerce Bancorp                                       6,190            341,688
 Compass Bancshares, Inc.                              14,059            615,573
 First American Corp.                                   7,162            220,804
 Hibernia Corp.                                        24,193            638,937
 Huntington Bancshares                                  9,436            234,815
 Independence Community Bank                           12,937            505,125
 Leucadia National Corp.                                5,030            284,949
 Sovereign BanCorp., Inc.                              13,892            303,123
 TCF Financial                                         11,391            345,033
 WestCorp, Inc.                                         7,304            310,566
                                                                      ----------
                                                                       5,972,054
                                                                      ----------
BEVERAGE (1.0%)
 Constellation Brands Inc.                             14,892            566,789
 (Class A) (A)
 PepsiAmericas Inc.                                    18,649            356,196
                                                                      ----------
                                                                         922,985
                                                                      ----------
BROKERAGE (1.5%)
 Bear Stearns Companies                                 3,087            296,877
 Jefferies Group                                       13,415            462,415
 Legg Mason, Inc.                                       3,519            187,457
 Polular Inc.                                          10,116            265,596
 Raymond James Financial                                7,617            183,722
                                                                      ----------
                                                                       1,396,067
                                                                      ----------


                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
BUILDING MATERIALS (0.8%)
 Bemis Co.                                              8,247         $  219,205
 Carlisle Companies                                     3,577            228,678
 NVR Inc. (A)                                             467            257,317
                                                                      ----------
                                                                         705,200
                                                                      ----------
CAPITAL GOODS (1.2%)
 Diebold, Inc.                                          4,412            206,040
 Graco Inc.                                             7,288            244,148
 SanDisk Corp.                                         20,648            601,167
                                                                      ----------
                                                                       1,051,355
                                                                      ----------
CHEMICALS (2.5%)
 Airgas, Inc.                                           9,410            226,499
 Albemarle Corp.                                        9,801            343,917
 Cabot Corp.                                            7,766            299,535
 Church & Dwight Inc.                                   5,937            166,592
 Cytec Industries Inc.                                  4,797            234,813
 FMC Corp. (A)                                          4,516            219,342
 IMC Global                                            10,134            176,230
 Lubrizol Corp.                                         3,981            137,743
 Lyondell Chemical                                     12,458            279,807
 RPM International                                      8,597            151,737
 Valspar Corp.                                          1,789             83,510
                                                                      ----------
                                                                       2,319,725
                                                                      ----------
CONSTRUCTION MACHINERY (0.5%)
 AGCO Corp.                                            10,892            246,377
 Granite Construction Co.                               9,963            238,116
                                                                      ----------
                                                                         484,493
                                                                      ----------
CONSTRUCTION SERVICES (1.0%)
 D.R. Horton                                           21,396            708,422
 Dycom Industries (A)                                   7,483            212,442
                                                                      ----------
                                                                         920,864
                                                                      ----------
CONSUMERS (3.6%)
 Tupperware Corp.                                      15,346            260,575
 Acxiom Corp.                                          20,204            479,542
 American Greetings  (Class A)                         12,663            318,095
 Blyth Inc.                                            10,715            331,093
 Harman International                                   2,913            313,876
 HON Industries, Inc.                                  10,622            420,419
 Mohawk Industries Inc. (A)                             5,304            421,085
 O'Reilly Automotive Inc. (A)                           3,705            141,698
 Ruby Tuesday, Inc.                                    14,473            403,362
 Sonoco Products                                        7,881            208,374
                                                                      ----------
                                                                       3,298,119
                                                                      ----------
CONTAINERS (0.2%)
 Longview Fibre Co.                                    11,729            178,867
                                                                      ----------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
EDUCATIONAL SERVICES (1.6%)
 Career Education (A)                                   12,702        $  361,181
 Education Management Co. (A)                           13,348           356,125
 ITT Educational Services (A)                           11,165           402,498
 Laureate Education Inc. (A)                             8,001           297,797
                                                                      ----------
                                                                       1,417,601
                                                                      ----------
ELECTRIC UTILITIES (3.6%)
 Alliant Energy                                         15,634           388,974
 IDACORP, Inc.                                          10,726           311,698
 MDU Resources Group                                    18,849           496,294
 Northeast Utilities                                    26,460           513,059
 Pepco Holdings                                         26,313           523,629
 PPL Corp.                                               6,346           299,404
 SCANA Corp.                                            13,613           508,309
 Secmtech Corp. (A)                                      6,245           119,748
 Wisconsin Energy Corp.                                  4,417           140,902
                                                                      ----------
                                                                       3,302,017
                                                                      ----------
ENERGY (0.6%)
 Peabody Energy Corp.                                    4,379           260,550
 Pioneer Natural Resources                               7,871           271,392
                                                                      ----------
                                                                         531,942
                                                                      ----------
ENTERTAINMENT (1.7%)
 Brunswick Corp.                                         5,800           265,408
 Caesars Entertainment Inc. (A)                         39,137           653,588
 International Speedway (Class A)                        7,861           392,500
 MGM MIRAGE (A)                                          5,486           272,380
                                                                      ----------
                                                                       1,583,876
                                                                      ----------
FINANCE (2.5%)
 Alliance Data Systems Corp. (A)                         4,328           175,544
 American Financial Group                                9,805           293,071
 Brown and Brown Inc.                                    6,748           308,384
 IndyMac Bancorp                                        12,405           449,061
 Investors Financial Services                            7,597           342,777
 New York Community Bancorp                              7,185           147,580
 StanCorp Financial Group                                7,622           542,686
                                                                      ----------
                                                                       2,259,103
                                                                      ----------
FOOD (1.9%)
 Cracker Barrel Old Country                              8,987           324,610
 Store
 Dean Foods Co. (A)                                      9,161           275,013
 Smithfield Foods, Inc. (A)                              8,599           214,975
 J.M. Smucker Co.                                        3,754           166,715
 Tyson Foods, Inc.                                      45,498           728,878
                                                                      ----------
                                                                       1,710,191
                                                                      ----------
GAMING (0.4%)
 Mandalay Resort Group                                   5,307           364,325
                                                                      ----------


                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
HEALTHCARE (4.6%)
 Beckman Coulter                                        4,897         $  274,820
 Community Health Systems (A)                          12,402            330,885
 Covance, Inc. (A)                                      9,520            380,514
 Coventry Health Care Inc.                              9,389            501,091
 Cytyc Corp. (A)                                       15,108            364,783
 Edwards Lifesciences (A)                               8,224            275,504
 Health Network, Inc.  (Class A)                       11,028            272,612
 Henry Schein, Inc. (A)                                 1,707            106,355
 LifePoint Inc. (A)                                    13,159            393,783
 PacifiCare Health Systems                             13,258            486,569
 Quest Diagnostics                                      2,762            243,664
 Triad Hospitals, Inc. (A)                              4,731            162,936
 Varian Medical Systems (A)                            10,990            379,924
                                                                      ----------
                                                                       4,173,440
                                                                      ----------
HOME CONSTRUCTION (1.4%)
 Lennar Corp.  (Class A)                               12,627            601,045
 The Ryland Group, Inc.                                 3,895            360,911
 Toll Brothers (A)                                      5,953            275,802
                                                                      ----------
                                                                       1,237,758
                                                                      ----------
INDEPENDENT ENERGY (1.9%)
 Forest Oil Corp. (A)                                   8,351            251,532
 Newfield Exploration (A)                               4,466            273,498
 Noble Energy                                           7,407            431,384
 Pogo Producing Co.                                     4,860            230,607
 XTO Energy                                            16,937            550,114
                                                                      ----------
                                                                       1,737,135
                                                                      ----------
INDUSTRIAL (2.1%)
 Arch Coal                                              4,024            142,812
 Ceridian Corp. (A)                                    13,396            246,620
 Certegy Inc.                                           6,079            226,200
 Flowserve Corp. (A)                                    4,479            108,302
 FMC Technologies, Inc. (A)                            10,877            363,292
 Grant Prideco, Inc. (A)                               16,799            344,211
 Hillenbrand Industries Inc.                            4,288            216,673
 Pentair, Inc.                                          7,938            277,116
                                                                      ----------
                                                                       1,925,226
                                                                      ----------
INSURANCE (3.8%)
 AmerUs Group                                           3,666            150,306
 W.R. Berkley                                           6,750            284,580
 ChoicePoint Inc. (A)                                   6,518            277,993
 Everest Reinsurance Group                              5,908            439,142
 Fidelity National Financial,                          20,661            787,184
 Inc
 HCC Insurance Holdings                                 5,170            155,876
 Horace Mann Educators                                 12,284            215,953
 PMI Group                                              5,848            237,312
 Protective Life Corp.                                 11,439            449,667
 Reinsurance Group of                                   2,808            115,690
 America
 Unitrin Inc.                                           8,408            349,520
                                                                      ----------
                                                                       3,463,223
                                                                      ----------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
INTERGRATED ENERGY (0.6%)
 Amerada Hess Corp.                                     2,738         $  243,682
 Equitable Resources, Inc.                              4,937            268,128
                                                                      ----------
                                                                         511,810
                                                                      ----------
LODGING (0.4%)
 Marriott International (Class A)                       6,374            331,193
                                                                      ----------
MEDIA CABLE (0.2%)
 Media General                                          3,261            182,453
                                                                      ----------
MEDIA NON-CABLE (1.9%)
 A.H. Belo Corp.                                       11,214            252,764
 Dun & Bradstreet Corp.                                 4,714            276,712
 Emmis Communications  (Class A)                       10,803            194,832
 Harte-Hanks, Inc.                                     10,354            258,954
 Valassis Communications (A)                            9,370            277,165
 Washington Post Co.                                      561            516,120
                                                                      ----------
                                                                       1,776,547
                                                                      ----------
MEDICAL SUPPLIES (0.8%)
 INAMED Corp. (A)                                       7,892            376,646
 Patterson Companies, Inc. (A)                          5,210            398,852
                                                                      ----------
                                                                         775,498
                                                                      ----------
METALS MANUFACTURER (0.3%)
 Worthington Industries                                11,600            247,660
                                                                      ----------
NATURAL GAS DISTRIBUTORS (2.2%)
 AGL Resources, Inc.                                   16,070            494,474
 Cross Timbers Royalty Trust                               99              3,285
 National Fuel Gas Co.                                 17,535            496,767
 ONEOK, Inc.                                           12,882            335,190
 Questar Corp.                                         10,629            487,021
 Western Gas Resources                                  8,153            233,094
                                                                      ----------
                                                                       2,049,831
                                                                      ----------
OIL FIELD (3.0%)
 BJ Services                                            4,030            211,212
 Cooper Cameron Corp. (A)                               6,757            370,554
 ENSCO International, Inc.                             11,913            389,198
 Smith International, Inc. (A)                         11,398            692,200
 Varco International, Inc. (A)                         15,459            414,610
 Weatherford International, Inc. (A)                   13,733            700,658
                                                                      ----------
                                                                       2,778,432
                                                                      ----------
PAPER (0.7%)
 Bowater Inc.                                           4,741            181,059
 Potlatch Corp.                                         2,244            105,042
 Rayonier, Inc.                                         8,009            362,327
                                                                      ----------
                                                                         648,428
                                                                      ----------


                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
PHARMACEUTICALS (2.0%)
 Cephalon, Inc. (A)                                     6,701         $  320,944
 Charles River Labs, Inc. (A)                           7,184            329,027
 Eon Labs (A)                                           9,162            199,182
 IVAX Corp.                                            31,032            594,263
 Perrigo Co.                                            9,910            203,750
 Sepracor Inc. (A)                                      2,860            139,468
                                                                      ----------
                                                                       1,786,634
                                                                      ----------
REAL ESTATE (0.6%)
 New Plan Excel Realty Trust                           21,949            548,725
                                                                      ----------
REFINING (0.8%)
 Murphy Oil Corp.                                       4,379            379,966
 Valero Energy Corp.                                    4,226            338,968
                                                                      ----------
                                                                         718,934
                                                                      ----------
RESTAURANTS (0.4%)
 Darden Restaurants                                    14,651            341,661
                                                                      ----------
RETAILERS (6.2%)
 Abercrombie & Fitch Co.                                6,046            190,449
 American Eagle Outfitters,  Inc                        7,516            276,852
 AnnTaylor Stores (A)                                   5,849            136,867
 Barnes & Noble (A)                                     8,746            323,602
 Borders Group                                         10,254            254,299
 CDW Corp.                                              5,288            307,101
 Chico's FAS (A)                                       10,426            356,569
 Clarie's Stores, Inc.                                 21,498            538,310
 Copart, Inc. (A)                                      10,553            199,663
 Dollar Tree Stores (A)                                 6,642            178,969
 Fastenal Co.                                           6,116            352,251
 Michaels Stores, Inc.                                  9,892            585,705
 Neiman-Marcus Group                                    6,174            355,005
 PETsMART Inc.                                         14,442            409,431
 Rent-A-Center (A)                                      7,614            196,860
 Timberland Co.  (Class A) (A)                          7,608            432,134
 Williams Sonoma, Inc. (A)                             18,461            693,211
                                                                      ----------
                                                                       5,787,278
                                                                      ----------
SERVICES (2.9%)
 Cadence Design Systems (A)                            14,972            195,235
 Catalina Marketing                                     9,281            214,205
 DENTSPLY International, Inc                           10,513            545,677
 H & R Block                                            5,079            251,004
 Korn/Ferry International (A)                          16,412            299,191
 Lincare Holdings, Inc. (A)                            13,861            411,672
 Manpower, Inc.                                        10,534            468,658
 Sensient Technologies Corp                             7,502            162,343
 West Corp. (A)                                         3,278             95,603
                                                                      ----------
                                                                       2,643,588
                                                                      ----------

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004

                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
SUPERMARKET (0.7%)
 Ruddick Corp.                                          17,451        $  342,738
 Whole Foods Market Inc.                                 3,405           292,098
                                                                      ----------
                                                                         634,836
                                                                      ----------
TECHNOLOGY (10.0%)
 Activision, Inc. (A)                                   30,504           423,243
 Ametek, Inc.                                           18,162           550,672
 Amphenol Corp.  (Class A) (A)                           8,204           281,069
 Arrow Electronics Inc. (A)                             20,738           468,264
 Avnet Inc.                                              9,591           164,198
 CheckFree Corp. (A)                                     9,845           272,017
 Cognizant Tech Solutions (Class A) (A)                 10,470           319,178
 Computer Sciences (A)                                   4,883           229,989
 Cree Inc. (A)                                           5,900           180,097
 DST Systems (A)                                         3,067           136,389
 Hubbell Inc.  (Class B)                                 4,851           217,470
 Imation Corp.                                           7,091           252,369
 Integrated Circuit System (A)                           5,584           119,777
 Integrated Device Technology (A)                       15,138           144,189
 International Rectifier Corp. (A)                      11,978           410,845
 Jack Henry & Associates, Inc                           16,420           308,039
 Keane Inc. (A)                                         13,045           200,371
 L-3 Communications Holdings Inc                         9,592           642,664
 Lam Research Corp. (A)                                 13,408           293,300
 Macromedia Inc. (A)                                    15,058           302,289
 Macrovision Corp. (A)                                  15,422           371,130
 McAfee, Inc. (A)                                       12,080           242,808
 Microchip Technology, Inc.                             16,506           442,278
 Plantronics Inc.                                        4,021           173,868
 RealNetworks Inc. (A)                                  27,435           127,710
 Silicon Laboratories (A)                                7,970           263,608
 Storage Technology (A)                                  8,558           216,175
 Tech Data Corp. (A)                                    12,301           473,650
 Tektronix Inc.                                          9,191           305,601
 Transaction Systems Architects (A)                     18,611           346,258
 Zebra Technologies (A)                                  5,098           310,927
                                                                      ----------
                                                                       9,190,442
                                                                      ----------
TELECOMMUNICATIONS (1.6%)
 Adtran Inc.                                             5,365           121,759
 Cincinnati Bell, Inc.                                  66,081           230,623
 Harris Corp.                                            8,536           468,968
 Polycom, Inc. (A)                                      10,126           200,647
 Telephone & Data Systems, Inc                           5,396           454,181
                                                                      ----------
                                                                       1,476,178
                                                                      ----------
TRANSPORTATION SERVICES (2.5%)
 Brink's Co.                                            10,591           319,530
 CNF Inc.                                               10,040           411,540
 Expeditors International, Washington Inc.               5,375           277,807
 J.B. Hunt Transportation                               15,345           569,683


                                                      NO. OF            FAIR
                                                      SHARES            VALUE
                                                    -----------       ----------
TRANSPORTATION SERVICES (CONTINUED)
 Overseas Shipholding Group                             9,511       $    472,126
 Swift Transportation (A)                              16,695            280,726
                                                                    ------------
                                                                       2,331,412
                                                                    ------------
UTILITIES (0.1%)
 Republic Services                                      3,289             97,881
                                                                    ------------

TOTAL COMMON STOCKS
 (COST $68,324,067)                                                   78,660,688
                                                                    ------------


                                                     PRINCIPAL          FAIR
                                                      AMOUNT            VALUE
                                                    -----------       ----------
SHORT-TERM INVESTMENTS (14%)

COMMERCIAL PAPERS (13.1%)
 Clippers Receivables Corp.,
   1.82% due November 10, 2004                    $ 3,000,000       $  2,993,814
 General Electric Capital Corp.,
   1.79% due October 21, 2004                       4,217,000          4,212,572
 Toyota Motor Credit Corp.,
   1.85% due November 17, 2004                      2,362,000          2,356,277
 UBS AG,
   1.91% due November 4, 2004                       2,464,000          2,464,000
                                                                    ------------
                                                                      12,026,663
                                                                    ------------
U.S. TREASURY (0.9%)
 United States of America Treasury,
   1.45% due November 4, 2004 (B)                     800,000            798,886
                                                                    ------------

TOTAL SHORT-TERM
  INVESTMENTS (COST $12,826,206)                                      12,825,549
                                                                    ------------


                                                   NOTIONAL
                                                    VALUE
                                                 ------------
FUTURES CONTRACTS (0.0%)
 Midcap 400 Index,
  Exp. December, 2004 (C)                        $ 11,287,900                 --
                                                                    ------------


TOTAL INVESTMENTS (99.9%)
 (COST $81,150,273) (D)                                               91,486,237
                                                                    ------------

OTHER ASSETS AND LIABILITIES (0.1%)                                       67,811
                                                                    ------------

TOTAL NET ASSETS (100.0%)                                           $ 91,554,048
                                                                    ============

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004


NOTES

(A)  Non-income Producing Security.

(B) Par value of $800,000 pledged to cover margin deposits on futures contracts.

(C) As more fully discussed in Note 1 to the financial statements, it is Tactical Aggressive Stock Account for Variable Annuities practice to hold cash and cash equivalents (including short-term investments) at least equal to the underlying face value, or notional value, of outstanding purchased futures contracts, less the initial margin. Tactical Aggressive Stock Account for Variable Annuities uses futures contracts as a substitute for holding individual securities.

(D) At September 30, 2004, net unrealized appreciation for all securities was $10,335,964. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over cost of $12,337,159 and aggregate gross unrealized depreciation for all securities in which there was an excess of cost over fair value of $2,001,195.

                      See Notes to Statement of Investments

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

                  NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)
                               SEPTEMBER 30, 2004


1.   SIGNIFICANT ACCOUNTING POLICIES

     Tactical Aggressive Stock Account for Variable Annuities (formerly The Timed Aggressive Stock Account for Variable Annuities), ("Account TAS"), is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding Universal Annuity contracts issued by The Company. Account TAS is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Participants in Account TAS have entered into asset allocation service agreements with CitiStreet Financial Services LLC, a registered investment adviser and an affiliate of The Company, which provide for the transfer of participants' funds to and from certain other accounts of The Company, at the discretion of the tactical asset allocation service.

     The following is a summary of significant accounting policies consistently followed by Account TAS.

     SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the 4:00 p.m. Eastern Standard Time price of such exchanges; securities traded on the over-the-counter market and listed securities with no reported sales are valued at the mean between the last-reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

     Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

     SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date.

     FUTURES CONTRACTS. Account TAS may use stock index futures contracts, and may also use interest rate futures contracts, as a substitute for the purchase or sale of individual securities. When Account TAS enters into a futures contract, it agrees to buy or sell a specified index of stocks, or debt securities, at a future time for a fixed price, unless the contract is closed prior to expiration. Account TAS is obligated to deposit with a broker an "initial margin" equivalent to a percentage of the face, or notional value of the contract.

     It is Account TAS's practice to hold cash and cash equivalents in an amount at least equal to the notional value of outstanding purchased futures contracts, less the initial margin. Cash and cash equivalents include cash on hand, securities segregated under federal and brokerage regulations, and short-term highly liquid investments with maturities generally three months or less when purchased. Generally, futures contracts are closed prior to expiration.

     Futures contracts purchased by Account TAS are priced and settled daily; accordingly, changes in daily prices are recorded as realized gains or losses and no asset is recorded in the Statement of Investments. Therefore, when Account TAS holds open futures contracts, it assumes a market risk generally equivalent to the underlying market risk of change in the value of the specified indexes or debt securities associated with the futures contract.

     OPTIONS. Account TAS may purchase index or individual equity put or call options, thereby obtaining the right to sell or buy a fixed number of shares of the underlying asset at the stated price on or before the stated expiration date. Account TAS may sell the options before expiration. Options held by Account TAS are listed on either national securities exchanges or on over-the-counter market and are short-term contracts with a duration of less than nine months. The market value of the options will be based on the 4:00 p.m. Eastern Standard Time price of the respective exchange, or in the absence of such price, the latest bid quotation. There were no put or call options in Account TAS at September 30, 2004.

                        TACTICAL AGGRESSIVE STOCK ACCOUNT
                             FOR VARIABLE ANNUITIES

            NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) - CONTINUED
                               SEPTEMBER 30, 2004


     REPURCHASE AGREEMENTS. When Account TAS enters into a repurchase agreement (a purchase of securities whereby the seller agrees to repurchase the securities at a mutually agreed upon date and price), the repurchase price of the securities will generally equal the amount paid by Account TAS plus a negotiated interest amount. The seller under the repurchase agreement will be required to provide to Account TAS securities (collateral) whose market value, including accrued interest, will be at least equal to 102% of the repurchase price. Account TAS monitors the value of collateral on a daily basis. Repurchase agreements will be limited to transactions with national banks and reporting broker dealers believed to present minimal credit risks. Account TAS's custodian will take actual or constructive receipt of all securities underlying repurchase agreements until such agreements expire. There were no repurchase agreements in Account TAS at September 30, 2004.

2.   INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments (other than short-term securities), were $56,061,682 and $41,777,571, respectively; the costs of purchases and proceeds from sales of direct and indirect U.S. government securities were $18,790,462 and $18,399,000, respectively, for the nine months ended September 30, 2004. Realized gains and losses from investment security transactions are reported on an identified cost basis.

     At September 30, 2004, Account TAS held 38 open S&P 400 MidCap Index futures contracts expiring in December, 2004. The underlying face value, or notional value, of these contracts at September 30, 2004 amounted to $11,287,900. In connection with these contracts, short-term investments with a par value of $800,000 had been pledged as margin deposits.

     Net realized gains resulting from futures contracts were $140,187 for the nine months ended September 30, 2004.




ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a - 3
                  (c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.


ITEM 3.  EXHIBITS.

         (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tactical Growth and Income Stock Account For Variable Annuities

Tactical Short Term Bond Account For Variable Annuities

Tactical Aggressive Stock Account for Variable Annuities

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account for Variable Annuities

Date   November 24, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chairman of the Board
       Chief Executive Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account for Variable Annuities

Date   November 24, 2004


By:    /s/ David A. Golino
       David A. Golino
       Principal Accounting Officer
       Tactical Growth and Income Stock Account For Variable Annuities Tactical Short Term Bond Account For Variable Annuities
       Tactical Aggressive Stock Account for Variable Annuities

Date   November 24, 2004